Schedule of Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Trade receivables, gross	$ 1,144,456	$ 368,285
Allowance for credit losses	(369,844)
Trade receivables	774,612	368,285
R&D tax incentive	371,365
Goods and services taxes	47,647	22,731
Services contracts	9,625
Other receivables	428,637	22,731
Trade and other receivables	$ 1,203,249	$ 391,016